Applicable laws and regulations (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-accruing loans:
Total non-accruing loans	$ 10,593	$ 61,845
Interest that would be reversed if the loans had been classified as non-accruing loans	351	1,379
Income from collected interest on non-accruing loans	0	631
Securities at FVOCI - Corporate debt
Non-accruing loans:
Total non-accruing loans	$ 10,593	$ 61,845